WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited)	September 30, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 88.6%
COMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 2.1%
AT&T Inc., Senior Notes	2.250%	2/1/32	$140,000	$105,410
AT&T Inc., Senior Notes	6.375%	3/1/41	50,000	49,039
AT&T Inc., Senior Notes	4.800%	6/15/44	110,000	87,884
AT&T Inc., Senior Notes	4.500%	3/9/48	200,000	151,432
AT&T Inc., Senior Notes	3.500%	9/15/53	210,000	129,864
AT&T Inc., Senior Notes	3.550%	9/15/55	380,000	232,859
AT&T Inc., Senior Notes	3.800%	12/1/57	180,000	114,143
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	40,000	47,132
Deutsche Telekom International Finance BV, Senior Notes	8.750%	6/15/30	30,000	34,377
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	70,000	66,607
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	41,000	32,667
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	150,000	140,080
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	170,000	120,603
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	210,000	155,379
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	100,000	74,798
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	200,000	131,717
Verizon Communications Inc., Senior Notes	3.700%	3/22/61	100,000	63,692

Total Diversified Telecommunication Services				1,737,683

Entertainment - 0.5%
Walt Disney Co., Senior Notes	6.650%	11/15/37	50,000	53,717
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	70,000	70,018
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	120,000	101,929
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	170,000	131,570
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	50,000	37,182
Warnermedia Holdings Inc., Senior Notes	5.391%	3/15/62	30,000	22,178

Total Entertainment				416,594

Interactive Media & Services - 0.2%
Tencent Holdings Ltd., Senior Notes	3.840%	4/22/51	200,000	127,827	(a)

Media - 3.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	100,000	93,508
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	6/1/41	110,000	69,637

See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2023 Quarterly Report	1

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	$210,000	$167,839
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.250%	4/1/53	60,000	44,898
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	150,000	111,101
Comcast Corp., Senior Notes	4.250%	10/15/30	170,000	156,658
Comcast Corp., Senior Notes	3.750%	4/1/40	110,000	85,275
Comcast Corp., Senior Notes	4.049%	11/1/52	460,000	341,657
Comcast Corp., Senior Notes	2.937%	11/1/56	220,000	125,136
Comcast Corp., Senior Notes	2.987%	11/1/63	210,000	116,250
DISH DBS Corp., Senior Notes	5.875%	11/15/24	50,000	46,619
Fox Corp., Senior Notes	4.030%	1/25/24	100,000	99,298
Fox Corp., Senior Notes	5.476%	1/25/39	100,000	86,494
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	330,000	354,984
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	30,000	28,920
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	700,000	580,459

Total Media				2,508,733

Wireless Telecommunication Services - 0.8%
Sprint LLC, Senior Notes	7.125%	6/15/24	140,000	140,973
T-Mobile USA Inc., Senior Notes	2.400%	3/15/29	130,000	109,501
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	70,000	62,044
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	70,000	56,818
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	90,000	59,678
T-Mobile USA Inc., Senior Notes	3.400%	10/15/52	310,000	193,808

Total Wireless Telecommunication Services				622,822

TOTAL COMMUNICATION SERVICES				5,413,659

CONSUMER DISCRETIONARY - 6.6%
Automobile Components - 0.5%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	370,000	356,110	(a)

Automobiles - 1.5%
Ford Motor Co., Senior Notes	3.250%	2/12/32	350,000	270,075
Ford Motor Credit Co. LLC, Senior Notes	6.950%	3/6/26	210,000	209,849
General Motors Co., Senior Notes	6.125%	10/1/25	180,000	179,882
General Motors Co., Senior Notes	5.600%	10/15/32	50,000	46,724
General Motors Co., Senior Notes	6.600%	4/1/36	40,000	38,905

See Notes to Schedule of Investments.

2	Western Asset Long Credit VIT 2023 Quarterly Report

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Automobiles - (continued)
General Motors Co., Senior Notes	6.250%	10/2/43	$60,000	$53,814
General Motors Co., Senior Notes	5.950%	4/1/49	70,000	59,434
Nissan Motor Acceptance Co. LLC, Senior Notes	1.050%	3/8/24	20,000	19,519	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	6.950%	9/15/26	50,000	50,387	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	1.850%	9/16/26	10,000	8,705	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.750%	3/9/28	60,000	50,268	(a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	200,000	189,006	(a)
Toyota Motor Credit Corp., Senior Notes	5.250%	9/11/28	70,000	69,640

Total Automobiles				1,246,208

Broadline Retail - 1.0%
Alibaba Group Holding Ltd., Senior Notes	2.125%	2/9/31	200,000	156,177
Alibaba Group Holding Ltd., Senior Notes	2.700%	2/9/41	200,000	120,032
Amazon.com Inc., Senior Notes	2.100%	5/12/31	80,000	64,196
Amazon.com Inc., Senior Notes	3.100%	5/12/51	380,000	251,037
Amazon.com Inc., Senior Notes	3.250%	5/12/61	60,000	38,500
Nordstrom Inc., Senior Notes	2.300%	4/8/24	70,000	68,609
QVC Inc., Senior Secured Notes	4.850%	4/1/24	120,000	115,473

Total Broadline Retail				814,024

Diversified Consumer Services - 0.1%
Massachusetts Institute of Technology, Senior Notes	5.600%	7/1/2111	100,000	99,480

Hotels, Restaurants & Leisure - 2.4%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	300,000	290,426
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	60,000	55,972
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	120,000	109,279
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	80,000	68,375
Marriott International Inc., Senior Notes	3.600%	4/15/24	190,000	187,689
McDonald’s Corp., Senior Notes	3.800%	4/1/28	140,000	131,738
McDonald’s Corp., Senior Notes	4.875%	12/9/45	100,000	86,686
McDonald’s Corp., Senior Notes	3.625%	9/1/49	250,000	176,272
Sands China Ltd., Senior Notes	5.375%	8/8/25	200,000	193,871
Sands China Ltd., Senior Notes	3.500%	8/8/31	290,000	229,720
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Senior Notes	5.500%	3/1/25	50,000	49,208	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	200,000	195,123	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	200,000	165,249	(a)

Total Hotels, Restaurants & Leisure				1,939,608

Household Durables - 0.3%
DR Horton Inc., Senior Notes	2.500%	10/15/24	100,000	96,528

See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2023 Quarterly Report	3

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Household Durables - (continued)
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	$120,000	$89,709
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	50,000	41,904

Total Household Durables				228,141

Specialty Retail - 0.8%
Home Depot Inc., Senior Notes	3.900%	12/6/28	40,000	37,788
Home Depot Inc., Senior Notes	3.300%	4/15/40	50,000	37,300
Home Depot Inc., Senior Notes	3.625%	4/15/52	250,000	179,106
Home Depot Inc., Senior Notes	3.500%	9/15/56	60,000	40,758
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	50,000	42,195	(a)
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	110,000	91,908
Lowe’s Cos. Inc., Senior Notes	2.800%	9/15/41	50,000	32,333
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	250,000	184,608
TJX Cos. Inc., Senior Notes	1.600%	5/15/31	40,000	31,110

Total Specialty Retail				677,106

TOTAL CONSUMER DISCRETIONARY				5,360,677

CONSUMER STAPLES - 2.9%
Beverages - 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	20,000	17,443
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	130,000	124,668
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.800%	1/23/59	180,000	176,325

Total Beverages				318,436

Consumer Staples Distribution & Retail - 0.3%
Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	5.875%	2/15/28	60,000	57,814	(a)
Walmart Inc., Senior Notes	1.800%	9/22/31	100,000	78,755
Walmart Inc., Senior Notes	2.650%	9/22/51	110,000	68,067

Total Consumer Staples Distribution & Retail				204,636

Food Products - 0.2%
Hershey Co., Senior Notes	2.650%	6/1/50	50,000	29,766
Mondelez International Inc., Senior Notes	2.625%	9/4/50	40,000	23,128
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	100,000	101,518	(a)

Total Food Products				154,412

Personal Care Products - 0.2%
Kenvue Inc., Senior Notes	5.050%	3/22/28	160,000	157,981	(a)
Kenvue Inc., Senior Notes	5.200%	3/22/63	40,000	36,125	(a)

Total Personal Care Products				194,106

Tobacco - 1.8%
Altria Group Inc., Senior Notes	4.400%	2/14/26	50,000	48,556

See Notes to Schedule of Investments.

4	Western Asset Long Credit VIT 2023 Quarterly Report

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tobacco - (continued)
Altria Group Inc., Senior Notes	4.800%	2/14/29	$100,000	$95,152
Altria Group Inc., Senior Notes	2.450%	2/4/32	70,000	52,841
Altria Group Inc., Senior Notes	5.800%	2/14/39	230,000	213,396
Altria Group Inc., Senior Notes	4.250%	8/9/42	120,000	86,995
Altria Group Inc., Senior Notes	3.875%	9/16/46	70,000	45,992
Altria Group Inc., Senior Notes	5.950%	2/14/49	310,000	278,799
Altria Group Inc., Senior Notes	6.200%	2/14/59	70,000	65,540
BAT Capital Corp., Senior Notes	2.259%	3/25/28	110,000	93,105
BAT Capital Corp., Senior Notes	3.734%	9/25/40	190,000	127,571
BAT Capital Corp., Senior Notes	7.079%	8/2/43	50,000	48,000
BAT Capital Corp., Senior Notes	3.984%	9/25/50	110,000	69,139
BAT International Finance PLC, Senior Notes	5.931%	2/2/29	90,000	88,398
Philip Morris International Inc., Senior Notes	1.750%	11/1/30	80,000	60,968
Philip Morris International Inc., Senior Notes	3.875%	8/21/42	120,000	88,717

Total Tobacco				1,463,169

TOTAL CONSUMER STAPLES				2,334,759

ENERGY - 14.6%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	4.850%	11/15/35	60,000	54,019
Halliburton Co., Senior Notes	4.750%	8/1/43	50,000	40,943

Total Energy Equipment & Services				94,962

Oil, Gas & Consumable Fuels - 14.5%
Apache Corp., Senior Notes	4.750%	4/15/43	120,000	87,536
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	210,000	201,370	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	100,000	100,467	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	60,000	58,918	(a)
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	240,000	149,859
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	100,000	92,221
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	70,000	67,802	(a)
Chesapeake Energy Corp., Senior Notes	6.750%	4/15/29	50,000	48,980	(a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	30,000	30,106	(a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	70,000	69,689	(a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	90,000	87,899	(a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	60,000	58,724	(a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.714%	8/15/63	20,000	19,558	(a)
ConocoPhillips Co., Senior Notes	5.050%	9/15/33	140,000	134,119
ConocoPhillips Co., Senior Notes	5.550%	3/15/54	70,000	66,584

See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2023 Quarterly Report	5

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
ConocoPhillips Co., Senior Notes	5.700%	9/15/63	$30,000	$28,620
Continental Resources Inc., Senior Notes	2.268%	11/15/26	160,000	141,833	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	50,000	46,400
Continental Resources Inc., Senior Notes	2.875%	4/1/32	80,000	59,958	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	80,000	58,860
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	140,000	131,551
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	110,000	101,927
DCP Midstream Operating LP, Senior Notes	3.250%	2/15/32	80,000	64,628
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	50,000	49,287	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	150,000	149,289
Devon Energy Corp., Senior Notes	4.500%	1/15/30	100,000	90,923
Devon Energy Corp., Senior Notes	5.600%	7/15/41	150,000	132,883
Devon Energy Corp., Senior Notes	5.000%	6/15/45	210,000	169,410
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	100,000	88,809
Diamondback Energy Inc., Senior Notes	6.250%	3/15/53	220,000	210,092
Ecopetrol SA, Senior Notes	4.625%	11/2/31	50,000	38,219
Ecopetrol SA, Senior Notes	5.875%	11/2/51	120,000	76,586
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	250,000	230,338	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	320,000	276,695	(b)(c)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	100,000	95,045
Energy Transfer LP, Senior Notes	8.250%	11/15/29	50,000	54,626
Energy Transfer LP, Senior Notes	3.750%	5/15/30	200,000	174,334
Energy Transfer LP, Senior Notes	5.800%	6/15/38	130,000	118,920
Energy Transfer LP, Senior Notes	6.000%	6/15/48	190,000	168,903
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	190,000	178,259
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	130,000	140,356
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	150,000	129,004
Enterprise Products Operating LLC, Senior Notes	4.900%	5/15/46	210,000	179,110
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	290,000	188,974
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	80,000	56,291
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	130,000	108,417	(c)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	140,000	132,045
EOG Resources Inc., Senior Notes	3.900%	4/1/35	50,000	42,487

See Notes to Schedule of Investments.

6	Western Asset Long Credit VIT 2023 Quarterly Report

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
EOG Resources Inc., Senior Notes	4.950%	4/15/50	$110,000	$97,497
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/27	50,000	50,148	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	100,000	92,575
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	40,000	36,141
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	120,000	102,324
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	120,000	98,621
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	120,000	91,555	(a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	40,000	42,075
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	80,000	73,397
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	160,000	128,171
Kinder Morgan Inc., Senior Notes	3.600%	2/15/51	70,000	44,520
Magellan Midstream Partners LP, Senior Notes	4.250%	9/15/46	60,000	42,505
MEG Energy Corp., Senior Notes	5.875%	2/1/29	240,000	224,398	(a)
MPLX LP, Senior Notes	4.800%	2/15/29	120,000	113,913
MPLX LP, Senior Notes	5.000%	3/1/33	100,000	91,190
MPLX LP, Senior Notes	4.500%	4/15/38	120,000	97,323
MPLX LP, Senior Notes	5.650%	3/1/53	100,000	86,074
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	40,000	37,393
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	90,000	97,478
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	70,000	68,810
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	50,000	49,189
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	50,000	36,746
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	50,000	34,456
ONEOK Inc., Senior Notes	6.050%	9/1/33	270,000	265,415
ONEOK Inc., Senior Notes	6.625%	9/1/53	350,000	343,136
Ovintiv Inc., Senior Notes	6.250%	7/15/33	80,000	77,419
Ovintiv Inc., Senior Notes	7.100%	7/15/53	70,000	69,477
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	70,000	72,208
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	180,000	136,889
Petroleos Mexicanos, Senior Notes	6.875%	10/16/25	100,000	95,871
Piedmont Natural Gas Co. Inc., Senior Notes	5.050%	5/15/52	100,000	82,961
Pioneer Natural Resources Co., Senior Notes	5.100%	3/29/26	110,000	108,624
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	60,000	47,385
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	50,000	47,832
Qatar Energy, Senior Notes	2.250%	7/12/31	200,000	160,664	(a)
QatarEnergy, Senior Notes	3.300%	7/12/51	200,000	130,228	(a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	110,000	106,786
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	270,000	215,669	(a)

See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2023 Quarterly Report	7

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	$270,000	$172,625	(a)
Santos Finance Ltd., Senior Notes	6.875%	9/19/33	90,000	88,133	(a)
Shell International Finance BV, Senior Notes	5.500%	3/25/40	80,000	78,002
Shell International Finance BV, Senior Notes	3.250%	4/6/50	70,000	46,547
Southwestern Energy Co., Senior Notes	8.375%	9/15/28	80,000	82,656
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	70,000	60,156
Targa Resources Corp., Senior Notes	5.200%	7/1/27	70,000	68,634
Targa Resources Corp., Senior Notes	4.200%	2/1/33	80,000	68,071
Targa Resources Corp., Senior Notes	6.250%	7/1/52	20,000	18,397
Targa Resources Corp., Senior Notes	6.500%	2/15/53	360,000	344,174
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	110,000	92,682
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	3/15/27	50,000	51,597
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	120,000	124,537
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	20,000	16,720	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	210,000	218,408
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	150,000	106,878
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	140,000	134,511
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	50,000	46,571
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	50,000	43,759
Western Midstream Operating LP, Senior Notes	6.150%	4/1/33	230,000	222,096
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	290,000	226,711
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	140,000	109,225
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	230,000	245,059
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	100,000	63,846

Total Oil, Gas & Consumable Fuels				11,713,969

TOTAL ENERGY				11,808,931

FINANCIALS - 27.6%
Banks - 16.8%
ABN AMRO Bank NV, Senior Notes (6.339% to 9/18/26 then 1 year Treasury Constant Maturity Rate + 1.650%)	6.339%	9/18/27	200,000	199,586	(a)(c)
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes (9.375% to 9/19/29 then 5 year Treasury Constant Maturity Rate + 5.099%)	9.375%	3/19/29	200,000	198,950	(b)(c)
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	200,000	184,762	(c)

See Notes to Schedule of Investments.

8	Western Asset Long Credit VIT 2023 Quarterly Report

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes	3.500%	4/19/26	$430,000	$406,140
Bank of America Corp., Senior Notes (1.922% to 10/24/30 then SOFR + 1.370%)	1.922%	10/24/31	470,000	354,764	(c)
Bank of America Corp., Senior Notes (2.299% to 7/21/31 then SOFR + 1.220%)	2.299%	7/21/32	120,000	90,986	(c)
Bank of America Corp., Senior Notes (2.831% to 10/24/50 then SOFR + 1.880%)	2.831%	10/24/51	240,000	141,370	(c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	70,000	55,225	(c)
Bank of America Corp., Senior Notes (3.311% to 4/22/41 then SOFR + 1.580%)	3.311%	4/22/42	220,000	153,223	(c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	500,000	456,851	(c)
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. Term SOFR + 2.252%)	4.443%	1/20/48	210,000	167,851	(c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	300,000	266,499	(c)
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	300,000	218,506	(c)
Bank of Nova Scotia, Senior Notes	3.450%	4/11/25	240,000	231,132
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	210,000	175,171	(c)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	670,000	657,151	(a)(b)(c)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	200,000	186,691	(a)(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	200,000	193,187	(a)(c)
Citigroup Inc., Junior Subordinated Notes (4.000% to 12/10/25 then 5 year Treasury Constant Maturity Rate + 3.597%)	4.000%	12/10/25	160,000	140,360	(b)(c)
Citigroup Inc., Junior Subordinated Notes (7.625% to 11/15/28 then 5 year Treasury Constant Maturity Rate + 3.211%)	7.625%	11/15/28	70,000	68,467	(b)(c)
Citigroup Inc., Senior Notes	3.400%	5/1/26	200,000	187,937
Citigroup Inc., Senior Notes	8.125%	7/15/39	170,000	200,070
Citigroup Inc., Senior Notes	4.650%	7/23/48	10,000	8,101

See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2023 Quarterly Report	9

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Citigroup Inc., Senior Notes (0.776% to 10/30/23 then SOFR + 0.686%)	0.776%	10/30/24	$80,000	$79,628	(c)
Citigroup Inc., Senior Notes (2.904% to 11/3/41 then SOFR + 1.379%)	2.904%	11/3/42	40,000	25,621	(c)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	280,000	233,688	(c)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	120,000	109,259
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	100,000	78,366
Citigroup Inc., Subordinated Notes (6.174% to 5/25/33 then SOFR + 2.661%)	6.174%	5/25/34	40,000	38,252	(c)
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	250,000	241,325
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	250,000	229,943	(a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	270,000	225,343	(a)(c)
Credit Agricole SA, Senior Notes	5.589%	7/5/26	250,000	248,183	(a)
Credit Agricole SA, Senior Notes	5.301%	7/12/28	270,000	264,890	(a)
Credit Agricole SA, Senior Notes	5.514%	7/5/33	250,000	240,900	(a)
Credit Agricole SA, Senior Notes (6.316% to 10/3/28 then SOFR + 1.860%)	6.316%	10/3/29	250,000	250,150	(a)(c)(d)
Danske Bank A/S, Senior Notes (0.976% to 9/10/24 then 1 year Treasury Constant Maturity Rate + 0.550%)	0.976%	9/10/25	350,000	331,850	(a)(c)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	200,000	186,369	(a)(c)
Danske Bank A/S, Senior Notes (6.466% to 1/9/25 then 1 year Treasury Constant Maturity Rate + 2.100%)	6.466%	1/9/26	200,000	199,711	(a)(c)
Fifth Third Bancorp, Senior Notes (6.339% to 7/27/28 then SOFR + 2.340%)	6.339%	7/27/29	80,000	79,072	(c)
HSBC Holdings PLC, Senior Notes (1.589% to 5/24/26 then SOFR + 1.290%)	1.589%	5/24/27	230,000	202,882	(c)
HSBC Holdings PLC, Senior Notes (6.161% to 3/9/28 then SOFR + 1.970%)	6.161%	3/9/29	250,000	247,620	(c)
HSBC Holdings PLC, Subordinated Notes	6.500%	9/15/37	130,000	127,215
Huntington Bancshares Inc., Senior Notes (6.208% to 8/21/28 then SOFR + 2.020%)	6.208%	8/21/29	50,000	48,940	(c)

See Notes to Schedule of Investments.

10	Western Asset Long Credit VIT 2023 Quarterly Report

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
JPMorgan Chase & Co., Junior Subordinated Notes
(3.650% to 6/1/26 then 5 year Treasury Constant
Maturity Rate + 2.850%)	3.650%	6/1/26	$100,000	$87,534	(b)(c)
JPMorgan Chase & Co., Senior Notes	3.200%	6/15/26	290,000	272,789
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	270,000	209,057	(c)
JPMorgan Chase & Co., Senior Notes (3.157% to 4/22/41 then SOFR + 1.460%)	3.157%	4/22/42	140,000	96,293	(c)
JPMorgan Chase & Co., Senior Notes (3.328% to 4/22/51 then SOFR + 1.580%)	3.328%	4/22/52	210,000	136,600	(c)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. Term SOFR + 1.842%)	4.260%	2/22/48	170,000	132,443	(c)
JPMorgan Chase & Co., Senior Notes (4.586% to 4/26/32 then SOFR + 1.800%)	4.586%	4/26/33	70,000	63,126	(c)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	80,000	75,329
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	450,000	404,535	(b)(c)
Lloyds Banking Group PLC, Senior Notes (3.511% to 3/18/25 then 1 year Treasury Constant Maturity Rate + 1.600%)	3.511%	3/18/26	200,000	191,878	(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	200,000	193,197	(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	200,000	187,933	(c)
NatWest Group PLC, Senior Notes (5.847% to 3/2/26 then 1 year Treasury Constant Maturity Rate + 1.350%)	5.847%	3/2/27	230,000	227,095	(c)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	50,000	49,615	(c)
Royal Bank of Canada, Senior Notes	3.375%	4/14/25	60,000	57,904
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	220,000	219,418	(c)
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	50,000	44,869
Truist Financial Corp., Senior Notes (5.867% to 6/8/33 then SOFR + 2.361%)	5.867%	6/8/34	100,000	94,193	(c)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	70,000	69,263	(c)

See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2023 Quarterly Report	11

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	$40,000	$38,957	(c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	80,000	75,514	(c)
Wells Fargo & Co., Junior Subordinated Notes	5.900%	6/15/24	160,000	157,193	(b)(c)
Wells Fargo & Co., Senior Notes	3.000%	4/22/26	270,000	251,603
Wells Fargo & Co., Senior Notes (2.406% to 10/30/24 then 3 mo. Term SOFR + 1.087%)	2.406%	10/30/25	240,000	230,075	(c)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. Term SOFR + 1.432%)	2.879%	10/30/30	120,000	99,953	(c)
Wells Fargo & Co., Senior Notes (3.068% to 4/30/40 then SOFR + 2.530%)	3.068%	4/30/41	150,000	100,869	(c)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	590,000	462,450	(c)
Wells Fargo & Co., Senior Notes (5.389% to 4/24/33 then SOFR + 2.020%)	5.389%	4/24/34	70,000	65,470	(c)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	270,000	255,806	(c)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	20,000	19,520	(c)
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	370,000	297,225
Westpac Banking Corp., Subordinated Notes	3.133%	11/18/41	160,000	98,532

Total Banks				13,598,425

Capital Markets - 6.8%
Ameriprise Financial Inc., Senior Notes	5.150%	5/15/33	170,000	160,761
Charles Schwab Corp., Junior Subordinated Notes (5.375% to 6/1/25 then 5 year Treasury Constant Maturity Rate + 4.971%)	5.375%	6/1/25	160,000	154,516	(b)(c)
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	140,000	139,594
Charles Schwab Corp., Senior Notes (5.643% to 5/19/28 then SOFR + 2.210%)	5.643%	5/19/29	80,000	78,393	(c)
Charles Schwab Corp., Senior Notes (5.853% to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	110,000	104,710	(c)
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	200,000	194,661	(c)
CI Financial Corp., Senior Notes	3.200%	12/17/30	80,000	60,742
Daimler Trucks Finance North America LLC, Senior Notes	3.650%	4/7/27	200,000	187,153	(a)

See Notes to Schedule of Investments.

12	Western Asset Long Credit VIT 2023 Quarterly Report

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Junior Subordinated Notes (3.650% to 8/10/26 then 5 year Treasury Constant Maturity Rate + 2.915%)	3.650%	8/10/26	$40,000	$32,343	(b)(c)
Goldman Sachs Group Inc., Junior Subordinated Notes (7.500% to 2/10/29 then 5 year Treasury Constant Maturity Rate + 3.156%)	7.500%	2/10/29	50,000	49,543	(b)(c)
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	130,000	131,276
Goldman Sachs Group Inc., Senior Notes	4.800%	7/8/44	50,000	41,664
Goldman Sachs Group Inc., Senior Notes (1.093% to 12/9/25 then SOFR + 0.789%)	1.093%	12/9/26	190,000	170,053	(c)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	540,000	417,049	(c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	140,000	129,556	(c)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	230,000	233,112
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	90,000	77,239
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	50,000	45,979
Intercontinental Exchange Inc., Senior Notes	5.200%	6/15/62	50,000	43,985
KKR Group Finance Co. VII LLC, Senior Notes	3.625%	2/25/50	140,000	89,260	(a)
Morgan Stanley, Senior Notes (1.593% to 5/4/26 then SOFR + 0.879%)	1.593%	5/4/27	270,000	240,381	(c)
Morgan Stanley, Senior Notes (3.217% to 4/22/41 then SOFR + 1.485%)	3.217%	4/22/42	70,000	48,271	(c)
Morgan Stanley, Senior Notes (5.449% to 7/20/28 then SOFR + 1.630%)	5.449%	7/20/29	140,000	136,483	(c)
Morgan Stanley, Senior Notes (6.342% to 10/18/32 then SOFR + 2.560%)	6.342%	10/18/33	240,000	241,495	(c)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	250,000	181,781	(c)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	200,000	187,081	(c)
Morgan Stanley Bank NA, Senior Notes	4.754%	4/21/26	350,000	342,206
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	50,000	41,455
S&P Global Inc., Senior Notes	3.250%	12/1/49	40,000	26,503
UBS AG, Senior Notes	1.250%	6/1/26	230,000	204,384	(a)
UBS Group AG, Senior Notes (2.746% to 2/11/32 then 1 year Treasury Constant Maturity Rate + 1.100%)	2.746%	2/11/33	270,000	204,279	(a)(c)

See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2023 Quarterly Report	13

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
UBS Group AG, Senior Notes (6.327% to 12/22/26 then 1 year Treasury Constant Maturity Rate + 1.600%)	6.327%	12/22/27	$200,000	$199,763	(a)(c)
UBS Group AG, Senior Notes (6.442% to 8/11/27 then SOFR + 3.700%)	6.442%	8/11/28	270,000	269,885	(a)(c)
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	410,000	405,464	(a)(c)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	250,000	288,899	(a)(c)

Total Capital Markets				5,559,919

Consumer Finance - 0.1%
American Express Co., Junior Subordinated Notes (3.550% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.854%)	3.550%	9/15/26	60,000	47,789	(b)(c)

Financial Services - 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	150,000	134,429
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	150,000	116,105
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	180,000	127,869
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	170,000	170,992
Berkshire Hathaway Energy Co., Senior Notes	4.250%	10/15/50	160,000	118,809
Berkshire Hathaway Finance Corp., Senior Notes	4.200%	8/15/48	110,000	89,915
ILFC E-Capital Trust I, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	7.209%	12/21/65	120,000	87,963	(a)(c)
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	7.459%	12/21/65	100,000	75,672	(a)(c)
Mastercard Inc., Senior Notes	3.350%	3/26/30	100,000	89,462
Mastercard Inc., Senior Notes	2.950%	3/15/51	130,000	84,408
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	40,000	32,721
PayPal Holdings Inc., Senior Notes	5.050%	6/1/52	130,000	117,704
PayPal Holdings Inc., Senior Notes	5.250%	6/1/62	40,000	35,546
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	120,000	105,791	(a)

See Notes to Schedule of Investments.

14	Western Asset Long Credit VIT 2023 Quarterly Report

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Financial Services - (continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	$50,000	$37,827	(a)
Visa Inc., Senior Notes	4.300%	12/14/45	100,000	84,742

Total Financial Services				1,509,955

Insurance - 2.0%
Allianz SE, Subordinated Notes (6.350% to 9/6/33 then 5 year Treasury Constant Maturity Rate + 3.232%)	6.350%	9/6/53	200,000	193,584	(a)(c)
AmFam Holdings Inc., Senior Notes	3.833%	3/11/51	60,000	33,313	(a)
Arthur J Gallagher & Co., Senior Notes	5.750%	3/2/53	140,000	128,428
Chubb INA Holdings Inc., Senior Notes	3.050%	12/15/61	80,000	47,998
Marsh & McLennan Cos. Inc., Senior Notes	2.375%	12/15/31	40,000	31,488
Marsh & McLennan Cos. Inc., Senior Notes	2.900%	12/15/51	50,000	29,955
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	80,000	60,580	(a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	80,000	78,271
MetLife Inc., Senior Notes	5.000%	7/15/52	50,000	43,213
Metropolitan Life Global Funding I, Senior Secured Notes	5.150%	3/28/33	150,000	142,211	(a)
New York Life Global Funding, Secured Notes	4.550%	1/28/33	150,000	137,668	(a)
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	100,000	69,190	(a)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	50,000	36,833	(a)
Nippon Life Insurance Co., Subordinated Notes (6.250% to 9/13/33 then 5 year Treasury Constant Maturity Rate + 2.954%)	6.250%	9/13/53	200,000	198,038	(a)(c)
Prudential Financial Inc., Junior Subordinated Notes (6.750% to 3/1/33 then 5 year Treasury Constant Maturity Rate + 2.848%)	6.750%	3/1/53	20,000	19,383	(c)
Prudential Financial Inc., Senior Notes	1.500%	3/10/26	60,000	54,458
Reliance Standard Life Global Funding II, Secured Notes	2.500%	10/30/24	60,000	57,448	(a)
Reliance Standard Life Global Funding II, Secured Notes	1.512%	9/28/26	120,000	104,247	(a)
RenaissanceRe Holdings Ltd., Senior Notes	5.750%	6/5/33	20,000	18,840
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	230,000	145,763	(a)
Travelers Cos. Inc., Senior Notes	4.100%	3/4/49	50,000	38,885

Total Insurance				1,669,794

TOTAL FINANCIALS				22,385,882

See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2023 Quarterly Report	15

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
HEALTH CARE - 9.2%
Biotechnology - 2.1%
AbbVie Inc., Senior Notes	2.950%	11/21/26	$330,000	$306,376
AbbVie Inc., Senior Notes	4.050%	11/21/39	340,000	278,329
AbbVie Inc., Senior Notes	4.250%	11/21/49	350,000	277,345
Amgen Inc., Senior Notes	5.150%	3/2/28	110,000	108,225
Amgen Inc., Senior Notes	5.250%	3/2/30	100,000	97,738
Amgen Inc., Senior Notes	5.250%	3/2/33	70,000	66,948
Amgen Inc., Senior Notes	5.600%	3/2/43	150,000	139,546
Amgen Inc., Senior Notes	5.650%	3/2/53	160,000	149,860
Amgen Inc., Senior Notes	5.750%	3/2/63	120,000	110,800
Gilead Sciences Inc., Senior Notes	5.250%	10/15/33	70,000	68,304
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	60,000	58,324
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	20,000	17,148
Gilead Sciences Inc., Senior Notes	5.550%	10/15/53	50,000	48,109

Total Biotechnology				1,727,052

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	40,000	38,041
Becton Dickinson & Co., Senior Notes	4.669%	6/6/47	110,000	91,627
GE HealthCare Technologies Inc., Senior Notes	6.377%	11/22/52	100,000	101,711

Total Health Care Equipment & Supplies				231,379

Health Care Providers & Services - 5.2%
Aetna Inc., Senior Notes	3.875%	8/15/47	80,000	56,124
Centene Corp., Senior Notes	3.375%	2/15/30	220,000	183,746
Cigna Group, Senior Notes	4.125%	11/15/25	70,000	67,796
Cigna Group, Senior Notes	4.375%	10/15/28	100,000	94,649
Cigna Group, Senior Notes	4.800%	8/15/38	190,000	167,513
Cigna Group, Senior Notes	4.900%	12/15/48	200,000	168,727
Cleveland Clinic Foundation, Senior Notes	4.858%	1/1/2114	100,000	81,579
CSL Finance PLC, Senior Notes	4.050%	4/27/29	100,000	93,330	(a)
CSL Finance PLC, Senior Notes	4.625%	4/27/42	40,000	34,204	(a)
CVS Health Corp., Senior Notes	1.300%	8/21/27	270,000	229,597
CVS Health Corp., Senior Notes	5.250%	1/30/31	70,000	67,294
CVS Health Corp., Senior Notes	4.780%	3/25/38	360,000	310,193
CVS Health Corp., Senior Notes	2.700%	8/21/40	180,000	113,607
CVS Health Corp., Senior Notes	5.050%	3/25/48	180,000	149,688
Elevance Health Inc., Senior Notes	5.500%	10/15/32	180,000	177,310
Elevance Health Inc., Senior Notes	6.100%	10/15/52	210,000	211,622
HCA Inc., Senior Notes	5.200%	6/1/28	200,000	193,396
HCA Inc., Senior Notes	5.500%	6/1/33	40,000	37,858

See Notes to Schedule of Investments.

16	Western Asset Long Credit VIT 2023 Quarterly Report

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
HCA Inc., Senior Notes	5.125%	6/15/39	$40,000	$34,690
HCA Inc., Senior Notes	5.900%	6/1/53	130,000	117,216
Humana Inc., Senior Notes	5.875%	3/1/33	80,000	79,591
Humana Inc., Senior Notes	5.500%	3/15/53	50,000	45,490
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	200,000	134,530
McKesson Corp., Senior Notes	4.900%	7/15/28	100,000	97,775
Northwell Healthcare Inc., Secured Notes	4.260%	11/1/47	100,000	75,187
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	190,000	177,910
UnitedHealth Group Inc., Senior Notes	5.350%	2/15/33	290,000	287,029
UnitedHealth Group Inc., Senior Notes	4.250%	3/15/43	170,000	139,726
UnitedHealth Group Inc., Senior Notes	5.875%	2/15/53	350,000	351,703
UnitedHealth Group Inc., Senior Notes	6.050%	2/15/63	210,000	212,722

Total Health Care Providers & Services				4,191,802

Pharmaceuticals - 1.6%
AstraZeneca PLC, Senior Notes	3.000%	5/28/51	60,000	39,291
Bristol-Myers Squibb Co., Senior Notes	2.550%	11/13/50	210,000	120,047
Eli Lilly & Co., Senior Notes	4.875%	2/27/53	30,000	27,579
Eli Lilly & Co., Senior Notes	4.950%	2/27/63	50,000	45,430
Johnson & Johnson, Senior Notes	2.450%	9/1/60	80,000	44,390
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	50,000	39,202
Pfizer Inc., Senior Notes	4.125%	12/15/46	80,000	64,808
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.450%	5/19/28	50,000	48,225
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.650%	5/19/30	80,000	76,688
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	140,000	132,395
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.110%	5/19/43	140,000	128,652
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.300%	5/19/53	110,000	102,288
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.340%	5/19/63	150,000	137,147
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	200,000	207,160
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	100,000	62,723
Wyeth LLC, Senior Notes	5.950%	4/1/37	50,000	51,422

Total Pharmaceuticals				1,327,447

TOTAL HEALTH CARE				7,477,680

INDUSTRIALS - 7.8%
Aerospace & Defense - 3.5%
Boeing Co., Senior Notes	2.196%	2/4/26	500,000	459,206
Boeing Co., Senior Notes	5.705%	5/1/40	70,000	64,633
Boeing Co., Senior Notes	3.750%	2/1/50	220,000	149,708

See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2023 Quarterly Report	17

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Aerospace & Defense - (continued)
Boeing Co., Senior Notes	5.805%	5/1/50	$220,000	$199,401
Boeing Co., Senior Notes	3.950%	8/1/59	130,000	86,425
Boeing Co., Senior Notes	5.930%	5/1/60	70,000	62,940
General Dynamics Corp., Senior Notes	3.500%	4/1/27	50,000	47,197
General Dynamics Corp., Senior Notes	3.625%	4/1/30	70,000	63,469
General Dynamics Corp., Senior Notes	4.250%	4/1/40	70,000	59,529
HEICO Corp., Senior Notes	5.250%	8/1/28	130,000	126,915
HEICO Corp., Senior Notes	5.350%	8/1/33	80,000	75,826
Howmet Aerospace Inc., Senior Notes	6.875%	5/1/25	70,000	70,340
L3Harris Technologies Inc., Senior Notes	5.400%	1/15/27	180,000	178,534
L3Harris Technologies Inc., Senior Notes	4.400%	6/15/28	50,000	47,347
L3Harris Technologies Inc., Senior Notes	5.400%	7/31/33	100,000	96,166
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	40,000	36,459
L3Harris Technologies Inc., Senior Notes	5.600%	7/31/53	30,000	28,080
Lockheed Martin Corp., Senior Notes	1.850%	6/15/30	80,000	64,591
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	50,000	45,637
Lockheed Martin Corp., Senior Notes	4.090%	9/15/52	110,000	86,556
Lockheed Martin Corp., Senior Notes	4.300%	6/15/62	140,000	109,785
Northrop Grumman Corp., Senior Notes	3.200%	2/1/27	80,000	74,755
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	170,000	157,060
RTX Corp., Senior Notes	3.950%	8/16/25	100,000	96,808
RTX Corp., Senior Notes	4.500%	6/1/42	180,000	147,459
RTX Corp., Senior Notes	4.625%	11/16/48	130,000	106,101
RTX Corp., Senior Notes	3.030%	3/15/52	30,000	18,083
RTX Corp., Senior Notes	5.375%	2/27/53	100,000	90,610

Total Aerospace & Defense				2,849,620

Commercial Services & Supplies - 0.3%
California Institute of Technology, Senior Notes	4.700%	11/1/2111	140,000	108,959
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	70,000	66,413
Republic Services Inc., Senior Notes	3.950%	5/15/28	50,000	46,986

Total Commercial Services & Supplies				222,358

Construction & Engineering - 0.2%
Vinci SA, Senior Notes	3.750%	4/10/29	200,000	185,145	(a)

Electrical Equipment - 0.3%
Eaton Corp., Senior Notes	4.150%	11/2/42	80,000	65,193
Regal Rexnord Corp., Senior Notes	6.050%	2/15/26	140,000	138,502	(a)

Total Electrical Equipment				203,695

Ground Transportation - 0.6%
Burlington Northern Santa Fe LLC, Senior Notes	5.050%	3/1/41	80,000	73,479

See Notes to Schedule of Investments.

18	Western Asset Long Credit VIT 2023 Quarterly Report

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ground Transportation - (continued)
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	$70,000	$43,846
Norfolk Southern Corp., Senior Notes	4.550%	6/1/53	140,000	113,157
Norfolk Southern Corp., Senior Notes	3.155%	5/15/55	80,000	49,065
Union Pacific Corp., Senior Notes	2.973%	9/16/62	160,000	91,123
Union Pacific Corp., Senior Notes	3.799%	4/6/71	130,000	87,930

Total Ground Transportation				458,600

Industrial Conglomerates - 0.3%
3M Co., Senior Notes	2.875%	10/15/27	100,000	90,459
Honeywell International Inc., Senior Notes	5.000%	2/15/33	110,000	106,882

Total Industrial Conglomerates				197,341

Machinery - 0.2%
Ingersoll Rand Inc., Senior Notes	5.400%	8/14/28	40,000	39,357
Ingersoll Rand Inc., Senior Notes	5.700%	8/14/33	160,000	154,495

Total Machinery				193,852

Marine Transportation - 0.1%
A.P. Moller - Maersk A/S, Senior Notes	5.875%	9/14/33	100,000	97,227	(a)

Passenger Airlines - 1.9%
Air Canada Pass-Through Trust	4.125%	5/15/25	10,938	10,428	(a)
American Airlines Inc., Senior Secured Notes	11.750%	7/15/25	120,000	129,098	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	128,333	125,453	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	70,000	65,161	(a)
British Airways Pass-Through Trust	3.350%	6/15/29	19,313	17,192	(a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	70,000	70,921
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	50,000	43,034
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	210,000	199,650	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	150,000	148,769	(a)
Southwest Airlines Co., Senior Notes	5.250%	5/4/25	50,000	49,436
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	270,000	270,123	(a)
United Airlines Pass-Through Trust	5.800%	1/15/36	340,000	331,795
US Airways Pass-Through Trust	4.625%	6/3/25	69,333	66,780
US Airways Pass-Through Trust	3.950%	11/15/25	45,212	42,976

Total Passenger Airlines				1,570,816

Trading Companies & Distributors - 0.4%
Air Lease Corp., Senior Notes	3.375%	7/1/25	190,000	180,593

See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2023 Quarterly Report	19

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Trading Companies & Distributors - (continued)
Air Lease Corp., Senior Notes	1.875%	8/15/26	$50,000	$44,451
Air Lease Corp., Senior Notes	5.850%	12/15/27	80,000	78,979
Air Lease Corp., Senior Notes	5.300%	2/1/28	50,000	48,340

Total Trading Companies & Distributors				352,363

TOTAL INDUSTRIALS				6,331,017

INFORMATION TECHNOLOGY - 3.5%
Electronic Equipment, Instruments & Components - 0.2%
Jabil Inc., Senior Notes	5.450%	2/1/29	50,000	48,691
TD SYNNEX Corp., Senior Notes	1.250%	8/9/24	120,000	114,679

Total Electronic Equipment, Instruments & Components				163,370

IT Services - 0.1%
Kyndryl Holdings Inc., Senior Notes	3.150%	10/15/31	100,000	75,816

Semiconductors & Semiconductor Equipment - 1.4%
Broadcom Inc., Senior Notes	4.300%	11/15/32	120,000	104,731
Intel Corp., Senior Notes	2.800%	8/12/41	70,000	45,919
Intel Corp., Senior Notes	3.734%	12/8/47	50,000	35,655
Intel Corp., Senior Notes	4.900%	8/5/52	100,000	83,984
Intel Corp., Senior Notes	5.700%	2/10/53	70,000	65,693
Intel Corp., Senior Notes	3.200%	8/12/61	80,000	46,740
KLA Corp., Senior Notes	4.650%	7/15/32	40,000	37,927
KLA Corp., Senior Notes	4.950%	7/15/52	50,000	43,946
Lam Research corp., Senior Notes	1.900%	6/15/30	50,000	40,194
Lam Research Corp., Senior Notes	3.125%	6/15/60	20,000	12,105
Micron Technology Inc., Senior Notes	3.366%	11/1/41	50,000	32,978
QUALCOMM Inc., Senior Notes	4.500%	5/20/52	100,000	82,084
Texas Instruments Inc., Senior Notes	3.650%	8/16/32	50,000	44,022
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	80,000	66,163
Texas Instruments Inc., Senior Notes	4.150%	5/15/48	80,000	64,577
Texas Instruments Inc., Senior Notes	5.050%	5/18/63	100,000	88,767
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	200,000	161,153
TSMC Arizona Corp., Senior Notes	3.250%	10/25/51	200,000	136,219

Total Semiconductors & Semiconductor Equipment				1,192,857

Software - 1.5%
Fortinet Inc., Senior Notes	1.000%	3/15/26	50,000	44,648
Intuit Inc., Senior Notes	5.200%	9/15/33	140,000	136,403
Intuit Inc., Senior Notes	5.500%	9/15/53	60,000	57,609
Microsoft Corp., Senior Notes	2.921%	3/17/52	100,000	65,658
Oracle Corp., Senior Notes	6.250%	11/9/32	130,000	131,677
Oracle Corp., Senior Notes	4.000%	7/15/46	280,000	197,751

See Notes to Schedule of Investments.

20	Western Asset Long Credit VIT 2023 Quarterly Report

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Software - (continued)
Oracle Corp., Senior Notes	5.550%	2/6/53	$570,000	$499,822
Oracle Corp., Senior Notes	4.100%	3/25/61	130,000	86,807

Total Software				1,220,375

Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc., Senior Notes	2.650%	5/11/50	270,000	165,509
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	50,000	55,969

Total Technology Hardware, Storage & Peripherals				221,478

TOTAL INFORMATION TECHNOLOGY				2,873,896

MATERIALS - 3.2%
Chemicals - 0.6%
OCP SA, Senior Notes	3.750%	6/23/31	200,000	158,465	(a)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	200,000	192,494	(a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	200,000	123,066	(a)

Total Chemicals				474,025

Containers & Packaging - 0.0%††
Ball Corp., Senior Notes	3.125%	9/15/31	50,000	39,227

Metals & Mining - 2.6%
Alcoa Nederland Holding BV, Senior Notes	5.500%	12/15/27	200,000	190,255	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	200,000	186,896	(a)
ArcelorMittal SA, Senior Notes	6.550%	11/29/27	40,000	40,599
ArcelorMittal SA, Senior Notes	6.750%	3/1/41	60,000	57,308
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	140,000	135,025
BHP Billiton Finance USA Ltd., Senior Notes	5.500%	9/8/53	30,000	28,740
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	300,000	288,212	(a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	200,000	199,286	(a)
Freeport-McMoRan Inc., Senior Notes	4.125%	3/1/28	40,000	36,695
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	80,000	73,330
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	80,000	68,312
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	200,000	173,776	(a)
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	220,000	202,998	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	70,000	65,192	(a)
Glencore Funding LLC, Senior Notes	3.375%	9/23/51	80,000	48,277	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	200,000	173,084
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	120,000	111,967

Total Metals & Mining				2,079,952

TOTAL MATERIALS				2,593,204

See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2023 Quarterly Report	21

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
REAL ESTATE - 0.7%
Health Care REITs - 0.1%
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	$60,000	$56,792
Welltower OP LLC, Senior Notes	3.850%	6/15/32	50,000	42,686

Total Health Care REITs				99,478

Industrial REITs - 0.0%††
Prologis LP, Senior Notes	1.250%	10/15/30	60,000	44,834

Office REITs - 0.1%
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	60,000	43,668
Alexandria Real Estate Equities Inc., Senior Notes	3.000%	5/18/51	120,000	67,893

Total Office REITs				111,561

Residential REITs - 0.0%††
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	10,000	8,611

Retail REITs - 0.4%
Kimco Realty OP LLC, Senior Notes	2.250%	12/1/31	130,000	97,737
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	200,000	192,442	(a)

Total Retail REITs				290,179

Specialized REITs - 0.1%
Extra Space Storage LP, Senior Notes	3.900%	4/1/29	50,000	44,951

TOTAL REAL ESTATE				599,614

UTILITIES - 5.8%
Electric Utilities - 5.5%
AEP Transmission Co. LLC, Senior Notes	4.500%	6/15/52	50,000	40,608
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.950%	4/1/33	70,000	66,529
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.250%	2/1/49	110,000	87,166
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	200,000	156,771	(a)
Commonwealth Edison Co., First Mortgage Bonds	5.300%	2/1/53	110,000	101,150
Constellation Energy Generation LLC, Senior Notes	6.125%	1/15/34	50,000	49,964
Constellation Energy Generation LLC, Senior Notes	6.500%	10/1/53	90,000	90,316
DTE Electric Co., Senior Secured Bonds	3.250%	4/1/51	80,000	51,724
Duke Energy Carolinas LLC, First Mortgage Bonds	4.950%	1/15/33	50,000	47,556
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	80,000	74,229
Duke Energy Carolinas LLC, First Mortgage Bonds	5.400%	1/15/54	30,000	27,784
Duke Energy Florida LLC, First Mortgage Bonds	3.400%	10/1/46	80,000	53,984
Duke Energy Indiana LLC, First Mortgage Bonds	5.400%	4/1/53	100,000	91,668
Duke Energy Progress LLC, First Mortgage Bonds	3.450%	3/15/29	100,000	90,771

See Notes to Schedule of Investments.

22	Western Asset Long Credit VIT 2023 Quarterly Report

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities - (continued)
Duke Energy Progress LLC, First Mortgage Bonds	5.350%	3/15/53	$110,000	$100,267
Edison International, Junior Subordinated Notes (5.000% to 3/15/27 then 5 year Treasury Constant Maturity Rate + 3.901%)	5.000%	12/15/26	110,000	94,289	(b)(c)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	100,000	88,472	(b)(c)
Edison International, Junior Subordinated Notes (8.125% to 6/15/28 then 5 year Treasury Constant Maturity Rate + 3.864%)	8.125%	6/15/53	110,000	110,385	(c)
Edison International, Senior Notes	4.950%	4/15/25	60,000	58,823
Enel Finance International NV, Senior Notes	6.800%	10/14/25	200,000	202,402	(a)
Entergy Mississippi LLC, First Mortgage Bonds	5.000%	9/1/33	60,000	56,460
Entergy Texas Inc., First Mortgage Bonds	5.800%	9/1/53	20,000	19,171
Exelon Corp., Senior Notes	5.625%	6/15/35	100,000	96,368
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	50,000	46,516
FirstEnergy Corp., Senior Notes	5.100%	7/15/47	230,000	195,466
Florida Power & Light Co., First Mortgage Bonds	5.300%	4/1/53	80,000	74,370
Interstate Power and Light Co., Senior Notes	5.700%	10/15/33	40,000	39,383
Kentucky Utilities Co., First Mortgage Bonds	5.450%	4/15/33	50,000	48,910
Kentucky Utilities Co., First Mortgage Bonds	3.300%	6/1/50	80,000	52,179
Louisville Gas and Electric Co., First Mortgage Bonds	5.450%	4/15/33	50,000	49,032
Metropolitan Edison Co., Senior Notes	5.200%	4/1/28	50,000	48,816	(a)
Monongahela Power Co., First Mortgage Bonds	5.850%	2/15/34	80,000	78,608	(a)
Monongahela Power Co., First Mortgage Bonds	5.400%	12/15/43	110,000	97,459	(a)
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	120,000	101,824	(a)
Ohio Edison Co., Senior Notes	5.500%	1/15/33	140,000	134,282	(a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	4.600%	6/1/52	150,000	124,190
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	160,000	136,909
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	100,000	76,150
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	150,000	112,002
Pacific Gas and Electric Co., First Mortgage Bonds	6.750%	1/15/53	50,000	46,933
Pacific Gas and Electric Co., First Mortgage Bonds	6.700%	4/1/53	200,000	188,289
Pennsylvania Electric Co., Senior Notes	5.150%	3/30/26	50,000	49,088	(a)
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	4.674%	12/1/51	400,000	336,359
Progress Energy Inc., Senior Notes	6.000%	12/1/39	60,000	58,156
Sierra Pacific Power Co., Senior Secured Bonds	5.900%	3/15/54	70,000	67,210	(a)

See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2023 Quarterly Report	23

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities - (continued)
Southern California Edison Co., First Mortgage Bonds	2.250%	6/1/30	$50,000	$40,204
Southern California Edison Co., First Mortgage Bonds	4.650%	10/1/43	170,000	138,187
Southern California Edison Co., First Mortgage Bonds	5.700%	3/1/53	200,000	184,138
Virginia Electric and Power Co., Senior Notes	3.800%	9/15/47	120,000	85,345

Total Electric Utilities				4,466,862

Multi-Utilities - 0.3%
Dominion Energy Inc., Senior Notes	3.375%	4/1/30	180,000	154,963
San Diego Gas & Electric Co., First Mortgage Bonds	3.320%	4/15/50	80,000	51,319
San Diego Gas & Electric Co., Senior Secured Notes	1.700%	10/1/30	60,000	46,377

Total Multi-Utilities				252,659

TOTAL UTILITIES				4,719,521

TOTAL CORPORATE BONDS & NOTES (Cost - $76,307,462)				71,898,840

SOVEREIGN BONDS - 2.4%
Argentina - 0.1%
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	125,001	104,613	(a)

Chile - 0.2%
Chile Government International Bond, Senior Notes	3.100%	5/7/41	200,000	136,430

Colombia - 0.2%
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	200,000	131,745

Israel - 0.4%
Israel Government International Bond, Senior Notes	3.250%	1/17/28	200,000	184,514
Israel Government International Bond, Senior Notes	3.875%	7/3/50	200,000	146,045

Total Israel				330,559

Jordan - 0.2%
Jordan Government International Bond, Senior Notes	4.950%	7/7/25	200,000	193,738	(a)

Mexico - 0.8%
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	200,000	156,881
Mexico Government International Bond, Senior Notes	4.280%	8/14/41	200,000	147,944
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	320,000	246,447
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	200,000	141,807

Total Mexico				693,079

See Notes to Schedule of Investments.

24	Western Asset Long Credit VIT 2023 Quarterly Report

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Panama - 0.2%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	$200,000	$145,252

Paraguay - 0.2%
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	200,000	158,325	(a)

Uruguay - 0.1%
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	100,000	88,878

TOTAL SOVEREIGN BONDS (Cost - $2,170,548)				1,982,619

ASSET-BACKED SECURITIES - 2.0%
Ballyrock CLO Ltd., 2018-1A A2 (3 mo. Term SOFR + 1.862%)	7.188%	4/20/31	250,000	247,767	(a)(c)
Bristol Park CLO Ltd., 2016-1A BR (3 mo. Term SOFR + 1.712%)	7.020%	4/15/29	250,000	247,611	(a)(c)
CIFC Funding Ltd., 2017-2A BR (3 mo. Term SOFR + 1.762%)	7.088%	4/20/30	250,000	248,112	(a)(c)
GoldenTree Loan Opportunities Ltd., 2014-9A BR2 (3 mo. Term SOFR + 1.862%)	7.231%	10/29/29	260,000	260,426	(a)(c)
Hilton Grand Vacations Trust, 2023-1A C	6.940%	1/25/38	96,914	96,731	(a)
Magnetite Ltd., 2016-17A BR (3 mo. Term SOFR + 1.812%)	7.138%	7/20/31	250,000	250,051	(a)(c)
MVW LLC, 2021-1WA C	1.940%	1/22/41	41,218	37,184	(a)
Renew, 2023-1A A	5.900%	11/20/58	148,287	138,558	(a)
SMB Private Education Loan Trust, 2023-C B	6.360%	11/15/52	100,000	96,973	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $1,617,684)				1,623,413

MUNICIPAL BONDS - 1.7%
California - 1.1%
California State, GO, Build America Bonds	7.300%	10/1/39	650,000	738,148
University of California General Revenue, Taxable, Series AD	4.858%	5/15/2112	150,000	123,865

Total California				862,013

Illinois - 0.2%
State of Illinois, GO, Taxable, Pension Funding Series 2003	5.100%	6/1/33	150,000	142,537

Michigan - 0.2%
University of Michigan General Revenue, Taxable, Series AD	4.454%	4/1/2122	171,000	131,009

Minnesota - 0.1%
University of Minnesota, GO, Taxable, Series 2022	4.048%	4/1/52	100,000	81,196

See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2023 Quarterly Report	25

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - 0.1%
American Municipal Power Inc., OH, Revenue, Combined Hydroelectric Project, Taxable Series B, Refunding	8.084%	2/15/50	$100,000	$125,401

TOTAL MUNICIPAL BONDS (Cost - $1,480,363)				1,342,156

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.1%
U.S. Government Obligations - 1.1%
U.S. Treasury Bonds	4.375%	8/15/43	70,000	65,319	(d)
U.S. Treasury Bonds	3.625%	5/15/53	540,000	447,229
U.S. Treasury Notes	3.875%	8/15/33	380,000	359,100

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $874,292)				871,648

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
BRAVO Residential Funding Trust, 2023-NQM5 A1	6.505%	6/25/63	99,128	98,630	(a)
BRAVO Residential Funding Trust, 2023-NQM5 A3	7.012%	6/25/63	99,128	98,816	(a)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	40,000	40,115	(a)
GS Mortgage Securities Corp., 2023-SHIP A	4.466%	9/10/38	100,000	95,646	(a)(c)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	100,000	100,240	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $434,066)				433,447

CONVERTIBLE BONDS & NOTES - 0.2%
COMMUNICATION SERVICES - 0.2%
Media - 0.2%
DISH Network Corp., Senior Notes (Cost - $147,545)	2.375%	3/15/24	160,000	154,200

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $83,031,960)				78,306,323

			Shares
SHORT-TERM INVESTMENTS - 1.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $908,400)	5.259%		908,400	908,400	(e)(f)

TOTAL INVESTMENTS - 97.6% (Cost - $83,940,360)				79,214,723
Other Assets in Excess of Liabilities - 2.4%				1,909,364

TOTAL NET ASSETS - 100.0%				$81,124,087

See Notes to Schedule of Investments.

26	Western Asset Long Credit VIT 2023 Quarterly Report

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	September 30, 2023

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Rate shown is one-day yield as of the end of the reporting period.

(f)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2023, the total market value of investments in Affiliated Companies was $908,400 and the cost was $908,400 (Note 2).

Abbreviation(s) used in this schedule:

CLO	— Collateralized Loan Obligation
GO	— General Obligation
GTD	— Guaranteed
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At September 30, 2023, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	57	12/23	$11,587,155	$11,554,523	$(32,632)
U.S. Treasury 5-Year Notes	84	12/23	8,915,306	8,850,188	(65,118)
U.S. Treasury Long-Term Bonds	82	12/23	9,771,487	9,330,063	(441,424)
U.S. Treasury Ultra 10-Year Notes	9	12/23	1,016,473	1,004,063	(12,410)
U.S. Treasury Ultra Long-Term Bonds	17	12/23	2,142,597	2,017,688	(124,909)

					(676,493)

Contracts to Sell:
U.S. Treasury 10-Year Notes	11	12/23	1,208,215	1,188,688	19,527

Net unrealized depreciation on open futures contracts					$(656,966)

See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2023 Quarterly Report	27

WESTERN ASSET LONG CREDIT VIT

Schedule of investments (unaudited) (cont’d)	September 30, 2023

At September 30, 2023, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
BRL	915,476	USD	185,935	JPMorgan Chase & Co.	10/20/23	$(4,372)
BRL	1,130,000	USD	229,551	Morgan Stanley & Co. Inc.	10/20/23	(5,442)
JPY	91,248,292	USD	631,837	Morgan Stanley & Co. Inc.	10/20/23	(18,949)

Net unrealized depreciation on open forward foreign currency contracts						$(28,763)

Abbreviation(s) used in this table:

BRL	— Brazilian Real
JPY	— Japanese Yen
USD	— United States Dollar

See Notes to Schedule of Investments.

28	Western Asset Long Credit VIT 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Long Credit VIT (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation

29

Notes to Schedule of Investments (unaudited) (continued)

Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

30

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$71,898,840	—	$71,898,840
Sovereign Bonds	—	1,982,619	—	1,982,619
Asset-Backed Securities	—	1,623,413	—	1,623,413
Municipal Bonds	—	1,342,156	—	1,342,156
U.S. Government & Agency Obligations	—	871,648	—	871,648
Collateralized Mortgage Obligations	—	433,447	—	433,447
Convertible Bonds & Notes	—	154,200	—	154,200

Total Long-Term Investments	—	78,306,323	—	78,306,323

Short-Term Investments†	$908,400	—	—	908,400

Total Investments	$908,400	$78,306,323	—	$79,214,723

Other Financial Instruments:
Futures Contracts††	$19,527	—	—	$19,527

Total	$927,927	$78,306,323	—	$79,234,250

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$676,493	—	—	$676,493
Forward Foreign Currency Contracts††	—	$28,763	—	28,763

Total	$676,493	$28,763	—	$705,256

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

31

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2023. The following transactions were effected in such company for the period ended September 30, 2023.

	Affiliate Value at May 1, 2023 (inception date)	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$92,949,969	92,949,969	$92,041,569	92,041,569

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$47,252	—	$908,400

32